Subsequent Event	12 Months Ended
Aug. 31, 2023
Subsequent Event [Abstract]
SUBSEQUENT EVENT
24.	SUBSEQUENT EVENT

Since September 1, 2023, the Group ceased the business operation of a subsidiary that provides boarding service to the students, which contributed approximately 5% of the revenue to the Group in fiscal year 2023.